Consolidated Statements of Comprehensive Income (Parenthetical) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation losses, tax	CAD 2,000,000	CAD 0
Available-for-sale investment, tax	0	0
Cash flow hedges, tax	0	2,000,000
Employee future benefits, tax	CAD 0	CAD 0